EQUITY (Schedule of Stock Option Activity) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Amount of options
Options outstanding at beginning of year	271,984	321,016	168,500
Granted	312,984		256,984
Exercised	(10,000)	(1,500)	(88,468)
Forfeited	(5,000)	(47,532)	(16,000)
Cancelled	(262,984)
Options outstanding at end of year	306,984	271,984	321,016
Options exercisable at end of year	4,188	158,824	56,532
Vested and expected to vest	300,928
Weighted-average exercise price
Options outstanding at beginning of year	$ 6.81	$ 6.28	$ 3.49
Granted	$ 3.38	$ 0.00	$ 6.91
Exercised	$ 3.38	$ 3.14	$ 3.14
Forfeited	$ 6.81	$ 3.48	$ 4.46
Cancelled	$ 6.81
Options outstanding at end of year	$ 3.40	$ 6.81	$ 6.28
Options exercisable at end of year	$ 5.11	$ 6.81	$ 3.68
Vested and expected to vest	$ 3.47
Weighted-average remaining contractual term
Options outstanding at end of year	4 years 6 months 4 days
Options exercisable at end of year	3 years 3 months 18 days
Vested and expected to vest	4 years 7 months 10 days
Aggregate intrinsic value
Options outstanding at end of year	$ 2,592
Options exercisable at end of year	28
Vested and expected to vest	$ 2,543